Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash		$ 921,349	$ 196,907
Deferred offering costs			429,750
Prepaid expenses for forward purchase contract		13,264,964
Other current assets		359,175	623,221
Total Current Assets		14,545,488	1,249,878
Non-current Assets
Property and equipment, net		860	1,974
Right of use assets		18,109	5,740
Total Non-current Assets		18,969	7,714
Total Assets		14,564,457	1,257,592
Current Liabilities
Advance of subscription fees from shareholders			590,000
Other payable and accrued expenses		2,644,518	97,297
Lease liabilities		16,956
Deferred underwriter’s discount		3,421,250
Total Current Liabilities		7,060,745	756,289
Total Liabilities		7,060,745	756,289
Commitments and Contingencies (Note 11)
Shareholders’ Equity
Common stock ($0.0001 par value, 1,000,000,000 shares authorized; 46,859,633 and 37,488,807 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively)*	[1]	4,686	3,749
Additional paid-in capital*	[1]	43,490,860	34,927,449
Accumulated loss		(35,991,834)	(34,429,895)
Total Shareholders’ Equity		7,503,712	501,303
Total Liabilities and Shareholders’ Equity		14,564,457	1,257,592
Related Parties
Current Liabilities
Amount due to related parties		$ 978,021	$ 68,992

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).